Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Composition of Income Tax Benefits	The Company will classify interest and penalties related to income tax matters, if any, in income tax expense. The following table presents the composition of income tax benefits for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Current income tax expenses	(267)	(4,485)
Deferred income tax benefits	—	—
	(267)	(4,485)

Schedule of Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2025 and June 30, 2026 are as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB
Deferred tax assets:
Provision for expected credit losses	133,501,610	9,196,196
Net operating losses carried forward	87,029,952	88,484,927
Excess marketing and advertising expense	2,357,152	2,357,152
Valuation allowance	(222,729,217)	(99,878,778)
Deferred tax assets, net	159,497	159,497